Restructuring Charges - Components of Restructuring Charges Less Releases Recorded in Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 68	$ 264	$ 28
Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	52	239	43
Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	19	27	1
Release of Provisions/Accruals [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ (3)	$ (2)	$ (16)